Other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current
Deposits	$ 6,428	$ 4,859
Prepayments	2,922	2,793
Loan and interest receivable (Note)	2,080
VAT receivable	650	353
Others	1,667	978
Other assets, Current	13,747	8,983
Non-current
Rental deposits	$ 185	$ 109